Average Annual Total Returns - Invesco BulletShares 2024 USD Emerging Markets Debt ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Nasdaq BulletShares® USD Emerging Markets Debt 2024 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq BulletShares® USD Emerging Markets Debt 2024 Index (reflects no deduction for fees, expenses or taxes) Since Inception	JP Morgan Emerging Market Bond Global Index (reflects no deduction for fees, expenses or taxes) 1 Year	JP Morgan Emerging Market Bond Global Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Oct. 04, 2018	12.52%	10.75%	10.34%	8.58%	7.36%	7.25%	13.23%	11.40%	14.42%	11.43%